DEBT	6 Months Ended
Jun. 30, 2016
DEBT
DEBT

9.     DEBT

The following table provides details of the Company’s committed credit facilities as at June 30, 2016 and December 31, 2015.

		June 30, 2016			December 31, 2015
	Maturity Dates	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Enbridge Inc.	2017-2020	8,130	5,153	2,977	6,988
Enbridge (U.S.) Inc.	2017	4,202	643	3,559	4,470
Enbridge Energy Partners, L.P.	2018-2020	3,382	2,659	723	3,598
Enbridge Gas Distribution Inc.	2017-2019	1,017	548	469	1,010
Enbridge Income Fund	2018	1,500	411	1,089	1,500
Enbridge Pipelines (Southern Lights) L.L.C.	2017	26	-	26	28
Enbridge Pipelines Inc.	2017	3,000	1,321	1,679	3,000
Enbridge Southern Lights LP	2017	5	-	5	5
Midcoast Energy Partners, L.P.	2018	1,054	618	436	1,121

Total committed credit facilities		22,316	11,353	10,963	21,720

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

During the six months ended June 30, 2016, the Company entered into a three year, extendible credit facility for US$650 million with a syndicate of Chinese banks. The Company also entered into a three year, extendible credit facility for ¥32,622 million (US$318 million) with a syndicate of Japanese banks.

In addition to the committed credit facilities noted above, the Company also has $328 million (December 31, 2015 - $349 million) of uncommitted demand credit facilities, of which $81 million (December 31, 2015 - $185 million) was unutilized as at June 30, 2016.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2017 to 2020.

As at June 30, 2016, commercial paper and credit facility draws, net of short-term borrowings and non-revolving credit facilities that mature within one year, of $9,127 million (December 31, 2015 - $11,344 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.